Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129662
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,331	$ 10,203	$ 10,625	$ 10,908	$ 11,126	$ 11,371	$ 11,438	$ 11,438	$ 11,624	$ 11,301	$ 11,660	$ 11,803	$ 12,244	$ 12,542	$ 12,493	$ 12,450	$ 13,405	$ 13,871	$ 14,363	$ 14,926	$ 15,286	$ 15,128	$ 14,711	$ 14,017	$ 13,573	$ 13,633	$ 13,640	$ 13,835	$ 14,174	$ 14,305	$ 15,035	$ 15,333	$ 15,969	$ 16,253	$ 16,361	$ 16,461	$ 17,144	$ 17,600	$ 18,180	$ 18,496
C000129663
Account Value [Line Items]
Accumulated Value	10,000	10,323	10,194	10,598	10,872	11,089	11,325	11,373	11,363	11,548	11,217	11,556	11,699	12,116	12,402	12,354	12,312	13,235	13,686	14,172	14,716	15,071	14,893	14,482	13,787	13,339	13,387	13,384	13,576	13,896	14,011	14,714	15,005	15,614	15,892	15,977	16,061	16,714	17,159	17,703	18,012
C000169042
Account Value [Line Items]
Accumulated Value	500,000	516,575	510,589	531,264	545,443	556,787	569,076	572,419	572,419	582,212	566,053	583,787	591,495	613,593	628,496	626,054	624,460	672,822	696,206	720,861	749,606	768,205	760,314	740,023	705,128	682,867	685,875	687,081	696,934	714,012	721,238	757,884	773,588	805,679	820,700	826,259	831,297	866,564	890,315	919,773	935,802
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	511,616	495,403	500,416	507,893	514,136	511,326	502,944	505,990	508,741	504,464	518,886	538,376	560,492	558,902	579,506	589,067	596,775	599,611	587,524	586,682	596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	10,000	10,296	10,211	10,622	10,883	11,084	11,422	11,458	11,524	11,784	11,433	11,716	11,794	12,243	12,621	12,457	12,575	13,391	13,821	14,156	14,704	15,091	14,967	14,582	13,899	13,500	13,621	13,691	13,936	14,244	14,357	15,065	15,329	16,064	16,279	16,392	16,566	17,329	17,881	18,464	18,854
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	10,000	10,296	10,211	10,622	10,883	11,084	11,422	11,458	11,524	11,784	11,433	11,716	11,794	12,243	12,621	12,457	12,575	13,391	13,821	14,156	14,704	15,091	14,967	14,582	13,899	13,500	13,621	13,691	13,936	14,244	14,357	15,065	15,329	16,064	16,279	16,392	16,566	17,329	17,881	18,464	18,854
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 514,808	$ 510,537	$ 531,117	$ 544,153	$ 554,191	$ 571,118	$ 572,881	$ 576,193	$ 589,219	$ 571,641	$ 585,776	$ 589,675	$ 612,140	$ 631,073	$ 622,866	$ 628,765	$ 669,529	$ 691,026	$ 707,799	$ 735,201	$ 754,550	$ 748,362	$ 729,121	$ 694,949	$ 675,014	$ 681,039	$ 684,564	$ 696,811	$ 712,213	$ 717,838	$ 753,247	$ 766,451	$ 803,205	$ 813,938	$ 819,616	$ 828,293	$ 866,450	$ 894,049	$ 923,177	$ 942,719